ENTITY-WIDE DISCLOSURES (Tables)	9 Months Ended
Sep. 30, 2022
Entity Wide Disclosures [Abstract]
Disclosure of Group's Revenue From External Customers That Are Divided Into Geographical Areas
The Group's revenue from external customers are divided into the following geographical areas:

	Three months ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Revenue from External Customers	$	$	$	$
Canada	35,431,209	7,884,626	81,007,166	24,475,638
United States	5,546,792	4,040,755	12,138,644	10,364,160
	40,978,001	11,925,381	93,145,810	34,839,798

Disclosure of Non-current Assets Allocated To Geographic Areas
The Group’s following non-current assets are allocated to geographic areas as follows:

	September 30, 2022
	Canada	United States	Total
	$	$	$
Property, plant and equipment	64,085,575	59,761,274	123,846,849
Right-of-use assets	11,064,960	50,727,576	61,792,536
Intangible assets	118,646,375	7,210,602	125,856,977
Contract asset	13,053,905	—	13,053,905
	206,850,815	117,699,452	324,550,267
15 - ENTITY-WIDE DISCLOSURES (CONTINUED)

	December 31, 2021
	Canada	United States	Total
	$	$	$
Property, plant and equipment	18,035,651	14,632,507	32,668,158
Right-of-use assets	7,446,976	53,455,386	60,902,362
Intangible assets	76,127,010	5,772,820	81,899,830
Contract asset	14,113,415	—	14,113,415
	115,723,052	73,860,713	189,583,765